Securities Financing Activities, Contractual Maturities of Gross Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 142,180	$ 100,506
Securities lending agreements	7,247	5,554
Overnight/Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	79,560	54,810
Securities lending agreements	4,096	4,903
Up to 30 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	40,318	13,704
Securities lending agreements	0	0
30-90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	8,909	23,264
Securities lending agreements	300	200
Over 90 days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	13,393	8,728
Securities lending agreements	$ 2,851	$ 451